NOTE 10 - COMMITMENTS AND CONTINGENCIES (Details) - Auctus	12 Months Ended
Dec. 31, 2019 USD ($)
Long-term Debt, Gross	$ 490,767
Principle
Long-term Debt, Gross	300,000
Interest | Series 1
Long-term Debt, Gross	12,178
Interest | Series 2
Long-term Debt, Gross	15,000
Debt Related Commitment Fees and Debt Issuance Costs	$ 163,589